Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	29,457,941,452	30,214,262,692
Unissued shares authorized for executives' stock compensation programs	881,442,830	881,442,830
Repurchased shares	756,323,120	315,400,000
Shares that guarantee/guaranteed the issuance of convertible securities	1,970,862,596	2,842,339,760
Shares authorized for the issuance of stock or convertible securities	302,144,720	302,144,720
Number of shares issued	33,368,714,718	34,555,590,002
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	14,728,970,726	15,107,131,346
Unissued shares authorized for executives' stock compensation programs	440,721,415	440,721,415
Repurchased shares	378,161,560	157,700,000
Shares that guarantee/guaranteed the issuance of convertible securities	985,431,298	1,421,169,880
Shares authorized for the issuance of stock or convertible securities	151,072,360	151,072,360
Number of shares issued	16,684,357,359	17,277,795,001